INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	Aug. 11, 2025	Aug. 01, 2025
IPO [Member] | D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		25,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 250,000,000
Share price		$ 11.50
IPO [Member] | D Boral A R C Acquisitions I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		25,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 250,000,000
Share price		$ 11.50
Over-Allotment Option [Member] | D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	3,000,000	3,750,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 30,000,000
Over-Allotment Option [Member] | D Boral A R C Acquisitions I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	3,000,000	3,750,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 30,000,000